Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Common Stock Reserved and Unissued (Detail)	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	19,906,382
DRP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	1,786,871
Conectiv Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	1,093,701
Potomac Electric Power Company Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	298,543
Pepco Holdings Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	7,665,981
Pepco Holdings 2012 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	8,000,000
Pepco Holdings Non-Management Directors Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	457,211
Pepco Holdings Retirement Savings Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	604,075